AST New Discovery Asset Allocation Portfolio
SUMMARY: AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio or the Portfolio) is to seek total return.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the New Discovery Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST New Discovery Asset Allocation Portfolio
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.26%
Total Annual Portfolio Operating Expenses		1.11%
Contractual Fee Waiver or Expense Reimbursement	[3]	(0.03%)
Total Annual Portfolio Operating Expenses After Contractual Fee Waiver and/or Expense Reimbursement	[3]	1.08%
[1]	The New Discovery Portfolio will pay a contractual investment management fee rate of 0.85% of its average daily net assets to $4 billion and 0.83% of its average daily net assets exceeding $4 billion.
[2]	The New Discovery Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $262 million for the Portfolio for the fiscal period ending December 31, 2012.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the New Discovery Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2013. This expense limitation may not be terminated or modified prior to June 30, 2013, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2013 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

Example.

The following example is intended to help you compare the cost of investing in the New Discovery Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the New Discovery Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)		1 Year	3 Year
AST New Discovery Asset Allocation Portfolio	[1][2]	110	350
[1]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the New Discovery Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2013. This expense limitation may not be terminated or modified prior to June 30, 2013, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2013 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.
[2]	The New Discovery Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $262 million for the Portfolio for the fiscal period ending December 31, 2012.

Portfolio Turnover.
The New Discovery Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The investment objective of the New Discovery Portfolio will be to seek total return. Total return is comprised of capital appreciation and income. Under normal circumstances, approximately 70% of the Portfolio's assets will be allocated to a combination of domestic and international equity strategies and approximately 30% of Portfolio's assets will be allocated to certain U.S. fixed-income investment strategies and a liquidity strategy.

Depending upon the Portfolio's ability to achieve the necessary asset scale, the Trust's ability to implement certain legal agreements and custody arrangements, and market, economic, and financial conditions as of the Portfolio's commencement of operations, it could take up to several weeks for the Portfolio's assets to be fully invested in accordance with its investment objective and policies. During any such period, it is anticipated that all or a portion of the Portfolio's assets will be invested in high grade, short term debt securities (both fixed and floating rate), money market funds, short-term bond funds, exchange-traded funds, and/or index futures contracts. A relatively long investment period may negatively affect the Portfolio's investment return and its ability to achieve its investment objective.

Principal Risks of Investing in the New Discovery Portfolio.

The risks identified below are the principal risks of investing in the New Discovery Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the New Discovery Portfolio. An investment in the New Discovery Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the New Discovery Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the relevant subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the Portfolio (i.e., the Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under "Estimated Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio does not maintain the projected average net asset level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Private issuer mortgage-backed securities may include loans on commercial or residential properties. The New Discovery Portfolio may invest a portion of its assets in sub-prime mortgage related securities depending upon then-current market, financial, and economic conditions. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio's subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Past Performance.
No performance history is presented for the New Discovery Portfolio, because it does not yet have a full calendar year of performance.

AST Franklin Templeton Founding Funds Allocation Portfolio
SUMMARY: AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
INVESTMENT OBJECTIVE
The primary investment objective of the AST Franklin Templeton Founding Funds Allocation Portfolio (the AST Franklin Templeton Portfolio or the Portfolio) will be to seek capital appreciation.
The secondary investment objective of the AST Franklin Templeton Portfolio will be to seek income.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the AST Franklin Templeton Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST Franklin Templeton Founding Funds Allocation Portfolio
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.16%
Total Annual Portfolio Operating Expenses		1.11%
Contractual Fee Waiver or Expense Reimbursement	[2]	(0.01%)
Total Annual Portfolio Operating Expenses After Contractual Fee Waiver and/or Expense Reimbursement	[2]	1.10%
[1]	The AST Franklin Templeton Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $2.6 billion for the Portfolio for the fiscal period ending December 31, 2012.
[2]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the AST Franklin Templeton Portfolio do not exceed 1.10% of its average daily net assets through April 30, 2014. This expense limitation may not be terminated or modified prior to April 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after April 30, 2014 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

Example.

The following example is intended to help you compare the cost of investing in the AST Franklin Templeton Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the AST Franklin Templeton Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)		1 Year	3 Year
AST Franklin Templeton Founding Funds Allocation Portfolio	[1][2]	112	352
[1]	The AST Franklin Templeton Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $2.6 billion for the Portfolio for the fiscal period ending December 31, 2012.
[2]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the AST Franklin Templeton Portfolio do not exceed 1.10% of its average daily net assets through April 30, 2014. This expense limitation may not be terminated or modified prior to April 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after April 30, 2014 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

Portfolio Turnover.
The AST Franklin Templeton Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The AST Franklin Templeton Portfolio's primary investment objective will be to seek capital appreciation while its secondary investment objective will be to seek income. The AST Franklin Templeton Portfolio will seek to achieve its primary and secondary investment objectives by allocating 33 1/3% of its assets to each of the three subadvisers listed below:

  Franklin Advisers, Inc. (Franklin Advisers);
  Franklin Mutual Advisers, LLC (Franklin Mutual); and
  Templeton Global Advisors Limited (Templeton Global and, collectively with Franklin Advisers and Franklin Mutual, the Franklin Templeton Subadvisers)

The investment results of Portfolio assets allocated to the various Franklin Templeton Subadvisers will vary over time. Because of this, the Investment Managers will monitor those allocations and will seek to rebalance them when they are more than three percent above or three percent below the goal of equal allocations to each of the three Franklin Templeton Subadvisers. Whenever possible, cash flows will be used to adjust allocations among the Franklin Templeton Subadvisers.

Franklin Advisers Segment. Under normal market conditions, Franklin Advisers will invest in both debt and equity securities. Franklin Advisers may shift the Portfolio's investments from one asset class to another based on its analysis of the best opportunities in a given market. Franklin Advisers will seek income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields it believes are attractive. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and asset-backed securities, debentures, and shorter term instruments. In its search for growth opportunities, Franklin Advisers maintains the flexibility, based upon economic and financial conditions, to invest in common stocks of companies from a variety of industries and may from time to time have significant investments in particular sectors. This Portfolio segment may invest without limitation in debt securities that are rated below investment grade (sometimes called "junk bonds"). Up to 25% of the assets attributable to this Portfolio segment may be invested in foreign securities.

Franklin Mutual Segment. Under normal market conditions, Franklin Mutual will invest at least 65% of the assets attributable to this Portfolio segment in equity securities (including securities convertible into, or that Franklin Mutual expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that it believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Under normal market conditions, Franklin Mutual will invest primarily in undervalued securities and, to a lesser extent, in merger arbitrage securities and distressed companies. As a general rule, at least 65% of the equity portion of this Portfolio segment will be invested in companies with market capitalization values greater than $5 billion, with a portion or significant amount of its assets in smaller companies. Franklin Mutual also expects to invest significantly in foreign investments. Franklin Mutual may also use certain derivative instruments to hedge against currency or market risks.

Templeton Global Segment. Under normal market conditions, Templeton Global will invest at least 65% of the assets attributable to this Portfolio segment in the equity securities and depositary receipts of companies located anywhere in the world, including those in the U.S. and emerging markets. This Portfolio segment may, from time to time, have significant investments in particular countries or in particular sectors, such as the financial sector. Templeton Global may also invest a portion of the net assets attributable to this Portfolio segment in debt securities of companies and governments located anywhere in the world.

Initial Investment Period. Depending upon the Portfolio's ability to achieve the necessary asset scale, the Trust's ability to implement certain legal agreements and custody arrangements, and market, economic, and financial conditions as of the Portfolio's commencement of operations, it could take up to several weeks for the Portfolio's assets to be fully invested in accordance with its investment objective and policies. During any such period, it is anticipated that all or a portion of the Portfolio's assets will be invested in high grade, short term debt securities (both fixed and floating rate), money market funds, short-term bond funds, exchange-traded funds, and/or index futures contracts. A relatively long investment period may negatively affect the Portfolio's investment return and its ability to achieve its investment objective.

Principal Risks of Investing in the AST Franklin Templeton Portfolio.

The risks identified below are the principal risks of investing in the AST Franklin Templeton Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST Franklin Templeton Portfolio. An investment in the AST Franklin Templeton Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST Franklin Templeton Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset transfer program risk. The AST Franklin Templeton Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the relevant subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the Portfolio (i.e., the Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the AST Franklin Templeton Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the AST Franklin Templeton Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under "Estimated Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the AST Franklin Templeton Portfolio does not maintain the projected average net asset level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the AST Franklin Templeton Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Focus risk. To the extent that the AST Franklin Templeton Portfolio focuses on particular countries, regions, industries, sectors, or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors, or investments.

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the AST Franklin Templeton Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the AST Franklin Templeton Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the AST Franklin Templeton Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the AST Franklin Templeton Portfolio invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the AST Franklin Templeton Portfolio. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio's subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Small and Medium Sized Company Risk. The shares of small and medium sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the Portfolio's ability to sell these securities. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as smaller and medium sized companies generally experience higher growth and failure rates, and typically have less diversified product lines, less experienced senior management, and less access to capital than larger companies. In the case of small cap technology companies, the risks associated with technology company stocks, which tend to be more volatile than other sectors, are magnified.

Value style risk. There is a risk that the value investment style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Past Performance.
No performance history is presented for the AST Franklin Templeton Portfolio, because it does not yet have a full calendar year of performance.

AST Schroders Global Tactical Portfolio
SUMMARY: AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the AST Schroders Global Tactical Portfolio (the AST Schroders Portfolio or the Portfolio) is to outperform its blended performance benchmark. The blended performance benchmark index is currently comprised of the Russell 3000 Index (45%), the MSCI EAFE Index (USD Hedged) (12.5%), the MSCI EAFE Index (USD Unhedged) (12.5%), and the Barclays Capital U.S. Aggregate Bond Index (30%).
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together the contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST Schroders Global Tactical Portfolio
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.14%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Portfolio Operating Expenses		1.24%
[1]	The AST Schroders Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of $1.7 billion for the Portfolio (i.e., the approximate amount of the Portfolio's net assets as of October 31, 2011) for the fiscal year ending December 31, 2012.
[2]	The AST Schroders Portfolio may, from time to time, invest in ETFs and other registered investment companies (collectively, the Underlying Portfolios). As a result, the Portfolio will indirectly incur a pro rata portion of the fees and expenses of the relevant Underlying Portfolios. The expenses shown under "Acquired Fund Fees and Expenses" represent a weighted average of the expense ratios of those Underlying Portfolios based upon the Portfolio's expected initial holdings of such Underlying Portfolios.

Example.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)		1 Year	3 Years	5 Years	10 Years
AST Schroders Global Tactical Portfolio	[1]	126	393	681	1,500
[1]	The AST Schroders Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of $1.7 billion for the Portfolio (i.e., the approximate amount of the Portfolio's net assets as of October 31, 2011) for the fiscal year ending December 31, 2012.

Portfolio Turnover.
The AST Schroders Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 133% of the average value of its portfolio. As described above, the Portfolio was known as the AST CLS Growth Asset Allocation Portfolio during the most recent fiscal year ended December 31. As a result, the portfolio turnover figure above reflects the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST CLS Growth Asset Allocation Portfolio and is not representative in any way whatsoever of the AST Schroders Portfolio's current subadvisers, investment objective, policies, strategy, and expense structure.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The AST Schroders Portfolio is a multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities, high yield or "junk" bonds, ETFs and other registered investment companies (collectively, the Underlying Portfolios), and various types of derivative instruments. The Portfolio allocates its assets among various regions and countries throughout the world, including the United States (but in no less than three countries). The New Subadvisers use various investment strategies, currency hedging, and a global tactical asset allocation strategy in order to help the Portfolio achieve its investment objective.

Under normal circumstances, approximately 70% of the AST Schroders Portfolio's net assets will be invested to provide exposure to equity securities and approximately 30% of its net assets will be invested to provide exposure to fixed-income securities. Depending on market conditions, such equity exposure may range between 60-80% of the Portfolio's net assets and such fixed-income exposure may range between 20-40% of its net assets. Such exposures may be obtained through: (i) the purchase of "physical" securities (e.g., common stocks, bonds, etc.), (ii) the use of derivatives (e.g., futures contracts, currency forwards, etc.), and (iii) the purchase of Underlying Portfolios. The AST Schroders Portfolio may also invest up to 5% of its net assets in alternative investments. More specific information regarding the Portfolio's minimum, neutral, and maximum exposures to various asset classes under normal circumstances is set forth below. Such exposures are preliminary and subject to change at any time.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure

Domestic Equities	35%	45%	55%

International Equities+	15%	25%	30%

Investment Grade Bonds	20%	28%	40%
High Yield or "Junk"
Bonds	0%	2%	10%

Alternatives	0%	0%	5%

+ Under normal circumstances, the New Subadvisers will hedge approximately one-half of the foreign currency exposure resulting from the AST Schroders Portfolio's international equity investments back into the U.S. dollar. The New Subadvisers will not, however, be required to engage in such hedging and may also hedge a different portion or all of the AST Schroders Portfolio's foreign currency exposure in connection with these investments. In addition, no more than 15% of the Portfolio's assets may be invested in issuers located in emerging market countries.

Principal Risks of Investing in the AST Schroders Portfolio.

The risks identified below are the principal risks of investing in the AST Schroders Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST Schroders Portfolio. An investment in the AST Schroders Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST Schroders Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The AST Schroders Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the New Subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the AST Schroders Portfolio compared to similar mutual funds.

Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the AST Schroders Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the AST Schroders Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the AST Schroders Portfolio (i.e., the AST Schroders Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the AST Schroders Portfolio compared to other similar funds.

Commodity risk. A commodity-linked derivative instrument is a financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instruments historically have been affected by, among other things, overall market movements and changes in interest and exchange rates and have may be volatile than the prices of investments in traditional equity and debt securities.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's daily average net assets does not reach the projected level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The AST Schroders Portfolio may, from time to time, invest a portion of its assets in sub-prime mortgage-related securities depending upon then-current market, financial, and economic conditions. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the New Subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Real estate risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand for real estate and office space, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under current tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Past Performance.

Prior to April 30, 2012, the Portfolio was known as the AST CLS Growth Asset Allocation Portfolio. Effective on or about April 30, 2012, the Portfolio added new subadvisers, changed its investment objective, policies, strategy, and expense structure. The performance figures furnished below reflect the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST CLS Growth Asset Allocation Portfolio and is not representative in any way whatsoever of the Portfolio's current subadvisers, investment objective, policies, strategy, and expense structure.

A number of factors, including risk, affected how the former AST CLS Growth Asset Allocation Portfolio performed. The bar chart and table provides some indication of the risks of investing in the former AST CLS Growth Asset Allocation Portfolio by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 3 years, and since inception of the Portfolio compared with those of a broad measure of market performance. Past performance does not mean that the former AST CLS Growth Asset Allocation Portfolio or the current AST Schroders Global Tactical Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the AST CLS Growth Asset Allocation Portfolio's average annual returns compared to the returns of a custom blended stock index which includes the stocks of companies with similar investment objectives. The AST CLS Growth Asset Allocation Portfolio's custom blended stock index consists of the Russell 3000 Index (60%), MSCI EAFE Index (10%), and the Barclays Capital Aggregate Bond Index (30%). The Investment Managers determined the weight of each index comprising the blended indexes.

Annual Returns

Best Quarter	Worst Quarter
2nd Quarter of 2009	4th Quarter 2008
15.85%	-18.22%

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	1 year	3 years	Since Inception	Inception Date
AST Schroders Global Tactical Portfolio	(2.39%)	12.29%	1.37%	Nov 19, 2007
AST Schroders Global Tactical Portfolio Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	14.11%	(1.77%)	Nov 19, 2007
AST Schroders Global Tactical Portfolio Blended Index (reflects no deduction for fees, expenses or taxes)	1.99%	12.21%	0.67%	Nov 19, 2007

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 23, 2012
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000814679
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 25, 2012
Prospectus Date	rr_ProspectusDate	Mar 25, 2012
AST New Discovery Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio or the Portfolio) is to seek total return.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the New Discovery Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The New Discovery Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The New Discovery Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $262 million for the Portfolio for the fiscal period ending December 31, 2012.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the New Discovery Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the New Discovery Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment objective of the New Discovery Portfolio will be to seek total return. Total return is comprised of capital appreciation and income. Under normal circumstances, approximately 70% of the Portfolio's assets will be allocated to a combination of domestic and international equity strategies and approximately 30% of Portfolio's assets will be allocated to certain U.S. fixed-income investment strategies and a liquidity strategy.

Depending upon the Portfolio's ability to achieve the necessary asset scale, the Trust's ability to implement certain legal agreements and custody arrangements, and market, economic, and financial conditions as of the Portfolio's commencement of operations, it could take up to several weeks for the Portfolio's assets to be fully invested in accordance with its investment objective and policies. During any such period, it is anticipated that all or a portion of the Portfolio's assets will be invested in high grade, short term debt securities (both fixed and floating rate), money market funds, short-term bond funds, exchange-traded funds, and/or index futures contracts. A relatively long investment period may negatively affect the Portfolio's investment return and its ability to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the New Discovery Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks identified below are the principal risks of investing in the New Discovery Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the New Discovery Portfolio. An investment in the New Discovery Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the New Discovery Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the relevant subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the Portfolio (i.e., the Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under "Estimated Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio does not maintain the projected average net asset level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Private issuer mortgage-backed securities may include loans on commercial or residential properties. The New Discovery Portfolio may invest a portion of its assets in sub-prime mortgage related securities depending upon then-current market, financial, and economic conditions. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio's subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the New Discovery Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the New Discovery Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance history is presented for the New Discovery Portfolio, because it does not yet have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance history is presented for the New Discovery Portfolio, because it does not yet have a full calendar year of performance.
AST New Discovery Asset Allocation Portfolio | AST New Discovery Asset Allocation Portfolio
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
Contractual Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Portfolio Operating Expenses After Contractual Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[3]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	110	[2],[3]
3 Year	rr_ExpenseExampleYear03	350	[2],[3]
AST Franklin Templeton Founding Funds Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the AST Franklin Templeton Founding Funds Allocation Portfolio (the AST Franklin Templeton Portfolio or the Portfolio) will be to seek capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary investment objective of the AST Franklin Templeton Portfolio will be to seek income.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the AST Franklin Templeton Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The AST Franklin Templeton Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The AST Franklin Templeton Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $2.6 billion for the Portfolio for the fiscal period ending December 31, 2012.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the AST Franklin Templeton Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the AST Franklin Templeton Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The AST Franklin Templeton Portfolio's primary investment objective will be to seek capital appreciation while its secondary investment objective will be to seek income. The AST Franklin Templeton Portfolio will seek to achieve its primary and secondary investment objectives by allocating 33 1/3% of its assets to each of the three subadvisers listed below:

  Franklin Advisers, Inc. (Franklin Advisers);
  Franklin Mutual Advisers, LLC (Franklin Mutual); and
  Templeton Global Advisors Limited (Templeton Global and, collectively with Franklin Advisers and Franklin Mutual, the Franklin Templeton Subadvisers)

The investment results of Portfolio assets allocated to the various Franklin Templeton Subadvisers will vary over time. Because of this, the Investment Managers will monitor those allocations and will seek to rebalance them when they are more than three percent above or three percent below the goal of equal allocations to each of the three Franklin Templeton Subadvisers. Whenever possible, cash flows will be used to adjust allocations among the Franklin Templeton Subadvisers.

Franklin Advisers Segment. Under normal market conditions, Franklin Advisers will invest in both debt and equity securities. Franklin Advisers may shift the Portfolio's investments from one asset class to another based on its analysis of the best opportunities in a given market. Franklin Advisers will seek income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields it believes are attractive. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and asset-backed securities, debentures, and shorter term instruments. In its search for growth opportunities, Franklin Advisers maintains the flexibility, based upon economic and financial conditions, to invest in common stocks of companies from a variety of industries and may from time to time have significant investments in particular sectors. This Portfolio segment may invest without limitation in debt securities that are rated below investment grade (sometimes called "junk bonds"). Up to 25% of the assets attributable to this Portfolio segment may be invested in foreign securities.

Franklin Mutual Segment. Under normal market conditions, Franklin Mutual will invest at least 65% of the assets attributable to this Portfolio segment in equity securities (including securities convertible into, or that Franklin Mutual expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that it believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Under normal market conditions, Franklin Mutual will invest primarily in undervalued securities and, to a lesser extent, in merger arbitrage securities and distressed companies. As a general rule, at least 65% of the equity portion of this Portfolio segment will be invested in companies with market capitalization values greater than $5 billion, with a portion or significant amount of its assets in smaller companies. Franklin Mutual also expects to invest significantly in foreign investments. Franklin Mutual may also use certain derivative instruments to hedge against currency or market risks.

Templeton Global Segment. Under normal market conditions, Templeton Global will invest at least 65% of the assets attributable to this Portfolio segment in the equity securities and depositary receipts of companies located anywhere in the world, including those in the U.S. and emerging markets. This Portfolio segment may, from time to time, have significant investments in particular countries or in particular sectors, such as the financial sector. Templeton Global may also invest a portion of the net assets attributable to this Portfolio segment in debt securities of companies and governments located anywhere in the world.

Initial Investment Period. Depending upon the Portfolio's ability to achieve the necessary asset scale, the Trust's ability to implement certain legal agreements and custody arrangements, and market, economic, and financial conditions as of the Portfolio's commencement of operations, it could take up to several weeks for the Portfolio's assets to be fully invested in accordance with its investment objective and policies. During any such period, it is anticipated that all or a portion of the Portfolio's assets will be invested in high grade, short term debt securities (both fixed and floating rate), money market funds, short-term bond funds, exchange-traded funds, and/or index futures contracts. A relatively long investment period may negatively affect the Portfolio's investment return and its ability to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the AST Franklin Templeton Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks identified below are the principal risks of investing in the AST Franklin Templeton Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST Franklin Templeton Portfolio. An investment in the AST Franklin Templeton Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST Franklin Templeton Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset transfer program risk. The AST Franklin Templeton Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the relevant subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the Portfolio (i.e., the Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the AST Franklin Templeton Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the AST Franklin Templeton Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under "Estimated Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the AST Franklin Templeton Portfolio does not maintain the projected average net asset level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the AST Franklin Templeton Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Focus risk. To the extent that the AST Franklin Templeton Portfolio focuses on particular countries, regions, industries, sectors, or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors, or investments.

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the AST Franklin Templeton Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the AST Franklin Templeton Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the AST Franklin Templeton Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the AST Franklin Templeton Portfolio invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the AST Franklin Templeton Portfolio. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio's subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Small and Medium Sized Company Risk. The shares of small and medium sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the Portfolio's ability to sell these securities. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as smaller and medium sized companies generally experience higher growth and failure rates, and typically have less diversified product lines, less experienced senior management, and less access to capital than larger companies. In the case of small cap technology companies, the risks associated with technology company stocks, which tend to be more volatile than other sectors, are magnified.

Value style risk. There is a risk that the value investment style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the AST Franklin Templeton Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the AST Franklin Templeton Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance history is presented for the AST Franklin Templeton Portfolio, because it does not yet have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance history is presented for the AST Franklin Templeton Portfolio, because it does not yet have a full calendar year of performance.
AST Franklin Templeton Founding Funds Allocation Portfolio | AST Franklin Templeton Founding Funds Allocation Portfolio
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
Contractual Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Total Annual Portfolio Operating Expenses After Contractual Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112	[4],[5]
3 Year	rr_ExpenseExampleYear03	352	[4],[5]
AST Schroders Global Tactical Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the AST Schroders Global Tactical Portfolio (the AST Schroders Portfolio or the Portfolio) is to outperform its blended performance benchmark. The blended performance benchmark index is currently comprised of the Russell 3000 Index (45%), the MSCI EAFE Index (USD Hedged) (12.5%), the MSCI EAFE Index (USD Unhedged) (12.5%), and the Barclays Capital U.S. Aggregate Bond Index (30%).
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together the contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The AST Schroders Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 133% of the average value of its portfolio. As described above, the Portfolio was known as the AST CLS Growth Asset Allocation Portfolio during the most recent fiscal year ended December 31. As a result, the portfolio turnover figure above reflects the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST CLS Growth Asset Allocation Portfolio and is not representative in any way whatsoever of the AST Schroders Portfolio's current subadvisers, investment objective, policies, strategy, and expense structure.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The AST Schroders Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of $1.7 billion for the Portfolio (i.e., the approximate amount of the Portfolio's net assets as of October 31, 2011) for the fiscal year ending December 31, 2012.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The AST Schroders Portfolio is a multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities, high yield or "junk" bonds, ETFs and other registered investment companies (collectively, the Underlying Portfolios), and various types of derivative instruments. The Portfolio allocates its assets among various regions and countries throughout the world, including the United States (but in no less than three countries). The New Subadvisers use various investment strategies, currency hedging, and a global tactical asset allocation strategy in order to help the Portfolio achieve its investment objective.

Under normal circumstances, approximately 70% of the AST Schroders Portfolio's net assets will be invested to provide exposure to equity securities and approximately 30% of its net assets will be invested to provide exposure to fixed-income securities. Depending on market conditions, such equity exposure may range between 60-80% of the Portfolio's net assets and such fixed-income exposure may range between 20-40% of its net assets. Such exposures may be obtained through: (i) the purchase of "physical" securities (e.g., common stocks, bonds, etc.), (ii) the use of derivatives (e.g., futures contracts, currency forwards, etc.), and (iii) the purchase of Underlying Portfolios. The AST Schroders Portfolio may also invest up to 5% of its net assets in alternative investments. More specific information regarding the Portfolio's minimum, neutral, and maximum exposures to various asset classes under normal circumstances is set forth below. Such exposures are preliminary and subject to change at any time.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure

Domestic Equities	35%	45%	55%

International Equities+	15%	25%	30%

Investment Grade Bonds	20%	28%	40%
High Yield or "Junk"
Bonds	0%	2%	10%

Alternatives	0%	0%	5%

+ Under normal circumstances, the New Subadvisers will hedge approximately one-half of the foreign currency exposure resulting from the AST Schroders Portfolio's international equity investments back into the U.S. dollar. The New Subadvisers will not, however, be required to engage in such hedging and may also hedge a different portion or all of the AST Schroders Portfolio's foreign currency exposure in connection with these investments. In addition, no more than 15% of the Portfolio's assets may be invested in issuers located in emerging market countries.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the AST Schroders Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks identified below are the principal risks of investing in the AST Schroders Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST Schroders Portfolio. An investment in the AST Schroders Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST Schroders Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The AST Schroders Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the New Subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the AST Schroders Portfolio compared to similar mutual funds.

Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the AST Schroders Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the AST Schroders Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the AST Schroders Portfolio (i.e., the AST Schroders Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the AST Schroders Portfolio compared to other similar funds.

Commodity risk. A commodity-linked derivative instrument is a financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instruments historically have been affected by, among other things, overall market movements and changes in interest and exchange rates and have may be volatile than the prices of investments in traditional equity and debt securities.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's daily average net assets does not reach the projected level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The AST Schroders Portfolio may, from time to time, invest a portion of its assets in sub-prime mortgage-related securities depending upon then-current market, financial, and economic conditions. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the New Subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Real estate risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand for real estate and office space, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under current tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the AST Schroders Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the AST Schroders Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to April 30, 2012, the Portfolio was known as the AST CLS Growth Asset Allocation Portfolio. Effective on or about April 30, 2012, the Portfolio added new subadvisers, changed its investment objective, policies, strategy, and expense structure. The performance figures furnished below reflect the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST CLS Growth Asset Allocation Portfolio and is not representative in any way whatsoever of the Portfolio's current subadvisers, investment objective, policies, strategy, and expense structure.

A number of factors, including risk, affected how the former AST CLS Growth Asset Allocation Portfolio performed. The bar chart and table provides some indication of the risks of investing in the former AST CLS Growth Asset Allocation Portfolio by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 3 years, and since inception of the Portfolio compared with those of a broad measure of market performance. Past performance does not mean that the former AST CLS Growth Asset Allocation Portfolio or the current AST Schroders Global Tactical Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the AST CLS Growth Asset Allocation Portfolio's average annual returns compared to the returns of a custom blended stock index which includes the stocks of companies with similar investment objectives. The AST CLS Growth Asset Allocation Portfolio's custom blended stock index consists of the Russell 3000 Index (60%), MSCI EAFE Index (10%), and the Barclays Capital Aggregate Bond Index (30%). The Investment Managers determined the weight of each index comprising the blended indexes.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provides some indication of the risks of investing in the former AST CLS Growth Asset Allocation Portfolio by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 3 years, and since inception of the Portfolio compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the former AST CLS Growth Asset Allocation Portfolio or the current AST Schroders Global Tactical Portfolio will achieve similar results in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
2nd Quarter of 2009	4th Quarter 2008
15.85%	-18.22%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
AST Schroders Global Tactical Portfolio | AST Schroders Global Tactical Portfolio
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[7]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	126	[6]
3 Year	rr_ExpenseExampleYear03	393	[6]
5 Years	rr_ExpenseExampleYear05	681	[6]
10 Years	rr_ExpenseExampleYear10	1,500	[6]
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(35.21%)
2009	rr_AnnualReturn2009	26.85%
2010	rr_AnnualReturn2010	14.34%
2011	rr_AnnualReturn2011	(2.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.22%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.39%)
3 years	ast814679_AverageAnnualReturnYear03	12.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 19, 2007
AST Schroders Global Tactical Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.09%
3 years	ast814679_AverageAnnualReturnYear03	14.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 19, 2007
AST Schroders Global Tactical Portfolio | Blended Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.99%
3 years	ast814679_AverageAnnualReturnYear03	12.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 19, 2007

[1]	The New Discovery Portfolio will pay a contractual investment management fee rate of 0.85% of its average daily net assets to $4 billion and 0.83% of its average daily net assets exceeding $4 billion.
[2]	The New Discovery Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $262 million for the Portfolio for the fiscal period ending December 31, 2012.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the New Discovery Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2013. This expense limitation may not be terminated or modified prior to June 30, 2013, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2013 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.
[4]	The AST Franklin Templeton Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $2.6 billion for the Portfolio for the fiscal period ending December 31, 2012.
[5]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the AST Franklin Templeton Portfolio do not exceed 1.10% of its average daily net assets through April 30, 2014. This expense limitation may not be terminated or modified prior to April 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after April 30, 2014 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.
[6]	The AST Schroders Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of $1.7 billion for the Portfolio (i.e., the approximate amount of the Portfolio's net assets as of October 31, 2011) for the fiscal year ending December 31, 2012.
[7]	The AST Schroders Portfolio may, from time to time, invest in ETFs and other registered investment companies (collectively, the Underlying Portfolios). As a result, the Portfolio will indirectly incur a pro rata portion of the fees and expenses of the relevant Underlying Portfolios. The expenses shown under "Acquired Fund Fees and Expenses" represent a weighted average of the expense ratios of those Underlying Portfolios based upon the Portfolio's expected initial holdings of such Underlying Portfolios.